Equity - Issued Capital - Schedule of Observable Market Conditions Issue (Details) - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Pre-funded Level 2 [Member]
Schedule of Observable Market Conditions Issue [Line Items]
Historical volatility		92.00%
Exercise price (in Dollars per share)		$ 0
Share price		3.81
Risk-free interest rate		4.40%
Dividend yield		0.00%
Fair value per warrant (in Dollars per share)		$ 3.81
Regular Level 2 [Member]
Schedule of Observable Market Conditions Issue [Line Items]
Historical volatility		92.00%
Exercise price (in Dollars per share)		$ 1.55
Share price		3.81
Risk-free interest rate		4.40%
Dividend yield		0.00%
Fair value per warrant (in Dollars per share)		$ 2.26